Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information that demonstrates the relationship between executive “Compensation Actually Paid” and the Company’s performance against several specific financial metrics. For further information regarding our executive compensation programs, the metrics the Human Capital and Compensation Committee used to set executive compensation for 2025 (which is different than the financial metrics we are required to include in the tables and discussion below) and our pay-for-performance
philosophy, please refer to “Compensation Discussion and Analysis” starting on page 42.
Pay versus Performance Table
The table below reflects Compensation Actually Paid to the Company’s Principal Executive Officer (“PEO”) and average Compensation Actually Paid to
Non-PEO
Named Executive Officers during 2021 through 2025. In addition, the table compares our Total Shareholder Return (“TSR”) against peer group TSR using the KBW Bank Index.

	Summary Compensation Table Total for PEO		Compensation Actually Paid to PEO
Year	Timothy N. Spence (1) ($)	Greg D. Carmichael (1) ($)	Timothy N. Spence (1), (2),(3) ($)	Greg D. Carmichael (1),(2),(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income ($ Millions)	Adjusted ROACE (5)
							TSR ($)	Peer Group TSR ($)

(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	11,052,366		15,775,869		3,653,072	5,134,872	204.21	196.02	2,522	10.84%

2024	10,107,358	—	16,557,033	—	4,997,796	6,888,467	177.96	147.87	2,314	10.64%

2023	9,385,726	—	11,127,150	—	2,659,424	3,233,874	139.99	107.77	2,349	11.9%

2022	8,138,659	11,020,287	7,385,480	9,082,391	2,764,020	2,223,867	126.82	108.74	2,446	12.5%

2021	—	10,531,649	—	20,997,747	3,061,398	5,142,100	162.43	138.34	2,770	14.5%

(1)
The amounts reported in columns (b) reflect the Summary Compensation Table Total for Mr. Carmichael and Mr. Spence for the years in which they served as PEO. For the years reported in the table, Greg D. Carmichael was our PEO from January 2020 to July 2022, and Timothy N. Spence has been our PEO since July 2022. The amounts reported in column (d) reflect the average Summary Compensation Table Total amounts for the
Non-PEO
Executive Officers for the respective years. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

James C. Leonard	James C. Leonard	James C. Leonard	Bryan D. Preston	Bryan D. Preston

Timothy N. Spence	Robert P. Shaffer	Robert P. Shaffer	James C. Leonard	James C. Leonard

Lars C. Anderson	Kevin P. Lavender	Kevin P. Lavender	Robert P. Shaffer	Robert P. Shaffer

Kevin P. Lavender	Howard Hammond	Jude A. Schramm	Kevin P. Lavender	Jude A. Schramm

Kevin P. Lavender

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. The equity value adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Timothy N. Spence

2025	11,052,366	(7,140,040)	11,863,543	15,775,869

2024	10,107,358	(6,418,555)	12,868,230	16,557,033

2023	9,385,726	(6,381,769)	8,123,193	11,127,150

2022	8,138,659	(5,437,487)	4,684,308	7,385,480

Greg D. Carmichael

2022	11,020,287	(6,850,015)	4,912,119	9,082,391

2021	10,531,649	(5,750,002)	16,216,100	20,997,747

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	3,653,072	(1,938,016)	3,419,816	5,134,872

2024	4,997,796	(3,384,239)	5,274,910	6,888,467

2023	2,659,424	(1,316,236)	1,890,686	3,233,874

2022	2,764,020	(1,396,259)	856,107	2,223,867

2021	3,061,398	(1,374,990)	3,445,692	5,142,100
The amounts in the Inclusion of Equity Values in the tables above are derived from the am ount
s set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

Timothy N. Spence

2025	7,784,012	3,834,278	0	245,253	0	0	11,863,543

2024	8,688,375	4,293,218	0	(113,363)	0	0	12,868,230

2023	6,071,861	1,876,851	0	174,481	0	0	8,123,193

2022	4,603,129	(232,977)	0	314,156	0	0	4,684,308

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

Greg D. Carmichael

2022	4,614,693	(980,218)	0	1,277,644	0	0	4,912,119

2021	8,124,828	7,454,466	0	630,552	0	6,254	16,216,100

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,122,808	1,238,881	0	68,127	0	0	3,419,816

2024	4,481,098	838,602	0	(44,790)	0	0	5,274,910

2023	1,252,318	519,821	0	118,547	0	0	1,890,686

2022	940,627	(171,946)	0	80,293	0	7,134	856,107

2021	1,942,879	1,380,064	0	124,663	0	8,086	3,445,692

(4)
The Peer Group TSR set forth in this table utilizes the KBW Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Adjusted ROACE to be the most important financial performance measure
used to link Company
performance
to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2025, given its impact on our determination of the change in value of the Performance Shares issued to those officers. As described in the Compensation Discussion and Analysis, the core performance measure for Performance Shares granted is Adjusted ROACE, measured against our peer group over a three-year performance period. This performance measure may not have been the most important financial performance measure for prior years and we may determine a different financial performance measure to be the most important financial performance measure in future years. Provided in the table above are the corresponding fiscal year Adjusted ROACE measure, versus the cumulative three-year measurement. Adjusted ROACE is a non-GAAP
measure and is calculated as cumulative adjusted net income available to our common shareholders divided by average adjusted common shareholders’ equity. Adjusted net income available to our common shareholders is determined based upon the financial results for the fiscal year, adjusted for the following items: changes in tax laws, generally accepted accounting principles, or other laws or provisions affecting reported results; significant legal and regulatory settlements; asset write-downs, write-offs, dispositions, or sales resulting from a change in business strategy;
Mark-to-Market
impacts on the Visa swap and gains associated with the redemption or sale of Visa shares; merger-related, restructuring, early debt extinguishment, and other-than-temporary impairment charges; gains or losses on securities. Average adjusted common shareholders’ equity is based upon reported financial results, adjusted to exclude accumulated other comprehensive income.

Company Selected Measure Name	Adjusted ROACE
Named Executive Officers, Footnote
(1)
The amounts reported in columns (b) reflect the Summary Compensation Table Total for Mr. Carmichael and Mr. Spence for the years in which they served as PEO. For the years reported in the table, Greg D. Carmichael was our PEO from January 2020 to July 2022, and Timothy N. Spence has been our PEO since July 2022. The amounts reported in column (d) reflect the average Summary Compensation Table Total amounts for the
Non-PEO
Executive Officers for the respective years. The individuals comprising the
Non-PEO
NEOs for each year presented are listed below.

2021	2022	2023	2024	2025

James C. Leonard	James C. Leonard	James C. Leonard	Bryan D. Preston	Bryan D. Preston

Timothy N. Spence	Robert P. Shaffer	Robert P. Shaffer	James C. Leonard	James C. Leonard

Lars C. Anderson	Kevin P. Lavender	Kevin P. Lavender	Robert P. Shaffer	Robert P. Shaffer

Kevin P. Lavender	Howard Hammond	Jude A. Schramm	Kevin P. Lavender	Jude A. Schramm

Kevin P. Lavender

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the KBW Bank Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the KBW Bank Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote

Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

Timothy N. Spence

2025	11,052,366	(7,140,040)	11,863,543	15,775,869

2024	10,107,358	(6,418,555)	12,868,230	16,557,033

2023	9,385,726	(6,381,769)	8,123,193	11,127,150

2022	8,138,659	(5,437,487)	4,684,308	7,385,480

Greg D. Carmichael

2022	11,020,287	(6,850,015)	4,912,119	9,082,391

2021	10,531,649	(5,750,002)	16,216,100	20,997,747

The amounts in the Inclusion of Equity Values in the tables above are derived from the am ount
s set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

Timothy N. Spence

2025	7,784,012	3,834,278	0	245,253	0	0	11,863,543

2024	8,688,375	4,293,218	0	(113,363)	0	0	12,868,230

2023	6,071,861	1,876,851	0	174,481	0	0	8,123,193

2022	4,603,129	(232,977)	0	314,156	0	0	4,684,308

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for PEO ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

Greg D. Carmichael

2022	4,614,693	(980,218)	0	1,277,644	0	0	4,912,119

2021	8,124,828	7,454,466	0	630,552	0	6,254	16,216,100

Non-PEO NEO Average Total Compensation Amount	$ 3,653,072	$ 4,997,796	$ 2,659,424	$ 2,764,020	$ 3,061,398
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,134,872	6,888,467	3,233,874	2,223,867	5,142,100
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	3,653,072	(1,938,016)	3,419,816	5,134,872

2024	4,997,796	(3,384,239)	5,274,910	6,888,467

2023	2,659,424	(1,316,236)	1,890,686	3,233,874

2022	2,764,020	(1,396,259)	856,107	2,223,867

2021	3,061,398	(1,374,990)	3,445,692	5,142,100

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	2,122,808	1,238,881	0	68,127	0	0	3,419,816

2024	4,481,098	838,602	0	(44,790)	0	0	5,274,910

2023	1,252,318	519,821	0	118,547	0	0	1,890,686

2022	940,627	(171,946)	0	80,293	0	7,134	856,107

2021	1,942,879	1,380,064	0	124,663	0	8,086	3,445,692

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and the Company’s cumulative TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our other NEOs, and our Annual Adjusted ROACE during each of the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the KBW Bank Index over the same period.
Tabular List, Table
Tabular List of Most Important Performance Measures
The following table presents the financial performance measures that the Company considers to be the most important in linking Compensation Actually Paid to our PEOs and other NEOs for 202
5
 to Company performance. The measures in this table are not ranked.

Adjusted Return on Average Common Equity
Adjusted Earnings Per Share
Adjusted Return on Assets
Adjusted Efficiency Ratio

Total Shareholder Return Amount	$ 204.21	177.96	139.99	126.82	162.43
Peer Group Total Shareholder Return Amount	196.02	147.87	107.77	108.74	138.34
Net Income (Loss)	$ 2,522,000,000	$ 2,314,000,000	$ 2,349,000,000	$ 2,446,000,000	$ 2,770,000,000
Company Selected Measure Amount	10.84	10.64	11.9	12.5	14.5
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Return on Average Common Equity
Non-GAAP Measure Description	Adjusted ROACE is a
non-GAAP
measure and is calculated as cumulative adjusted net income available to our common shareholders divided by average adjusted common shareholders’ equity. Adjusted net income available to our common shareholders is determined based upon the financial results for the fiscal year, adjusted for the following items: changes in tax laws, generally accepted accounting principles, or other laws or provisions affecting reported results; significant legal and regulatory settlements; asset write-downs, write-offs, dispositions, or sales resulting from a change in business strategy;
Mark-to-Market
	impacts on the Visa swap and gains associated with the redemption or sale of Visa shares; merger-related, restructuring, early debt extinguishment, and other-than-temporary impairment charges; gains or losses on securities. Average adjusted common shareholders’ equity is based upon reported financial results, adjusted to exclude accumulated other comprehensive income.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Return on Assets
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Efficiency Ratio
Timothy N. Spence [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,052,366	$ 10,107,358	$ 9,385,726	$ 8,138,659
PEO Actually Paid Compensation Amount	$ 15,775,869	16,557,033	11,127,150	7,385,480
PEO Name	Timothy N. Spence
Greg D. Carmichael [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				11,020,287	$ 10,531,649
PEO Actually Paid Compensation Amount				9,082,391	20,997,747
PEO Name	Greg D. Carmichael
PEO | Timothy N. Spence [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 11,863,543	12,868,230	8,123,193	4,684,308
PEO | Timothy N. Spence [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,784,012	8,688,375	6,071,861	4,603,129
PEO | Timothy N. Spence [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,834,278	4,293,218	1,876,851	(232,977)
PEO | Timothy N. Spence [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Timothy N. Spence [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	245,253	(113,363)	174,481	314,156
PEO | Timothy N. Spence [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Timothy N. Spence [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Timothy N. Spence [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,140,040)	(6,418,555)	(6,381,769)	(5,437,487)
PEO | Greg D. Carmichael [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,912,119	16,216,100
PEO | Greg D. Carmichael [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,614,693	8,124,828
PEO | Greg D. Carmichael [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(980,218)	7,454,466
PEO | Greg D. Carmichael [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Greg D. Carmichael [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,277,644	630,552
PEO | Greg D. Carmichael [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Greg D. Carmichael [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	6,254
PEO | Greg D. Carmichael [Member] | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(6,850,015)	(5,750,002)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,419,816	5,274,910	1,890,686	856,107	3,445,692
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,122,808	4,481,098	1,252,318	940,627	1,942,879
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,238,881	838,602	519,821	(171,946)	1,380,064
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,127	(44,790)	118,547	80,293	124,663
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	7,134	8,086
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,938,016)	$ (3,384,239)	$ (1,316,236)	$ (1,396,259)	$ (1,374,990)